Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [Abstract]
Basic earnings per share
Basic earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

Type		2017	2018	2019
		In won
Basic earnings (loss) per share	￦	2,023	(2,048)	(3,654)

Diluted earnings per share
Diluted earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

Type		2017	2018	2019
		In won
Diluted earnings (loss) per share	￦	2,023	(2,048)	(3,654)

Calculation of Basic earnings per share

Net profit (loss) for the period and weighted average number of common shares used in the calculation of basic earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

Type		2017	2018	2019
		In millions of won except number of shares
Net profit (loss) attributable to controlling interest	￦	1,298,720	(1,314,567)	(2,345,517)
Profit (loss) used in the calculation of total basic earnings (loss) per share		1,298,720	(1,314,567)	(2,345,517)
Weighted average number of common shares		641,964,077	641,964,077	641,964,077

Calculation of Diluted earnings per share

Earnings (loss) used in the calculation of total diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

Type		2017	2018	2019
		In millions of won
Profit (loss) used in the calculation of total diluted earnings (loss) per share	￦	1,298,720	(1,314,567)	(2,345,517)

Weighted average common shares used in calculating diluted earnings (loss) per share are adjusted from weighted average common shares used in calculating basic earnings (loss) per share. Detailed information of the adjustment for the years ended December 31, 2017, 2018 and 2019 are as follows:

Type	2017	2018	2019
	In number of shares
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077